Inventories	12 Months Ended
Mar. 31, 2014
Inventories

7. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31
	2013	2014
Finished goods	¥42,599	¥51,293
Raw materials	30,839	39,993
Work in process	23,526	28,926
Supplies and other	2,862	3,669

	¥99,826	¥123,881